Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Miscellaneous non-current liabilities [abstract]
Disclosure other non-current liabilities [text block]
	As of December 31,
in 000€	2019	2018	2017
Written-put option RapidFit+	−	−	788
Contingent consideration	−	−	648
Provisions	122	82	109
Other	574	786	359
Total	696	868	1,904